1
Portfolio of Investments March 31, 2025
International Value
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 94.4%
115567276 COMMON STOCKS - 94.4%
AUSTRALIA - 1.0%
49,606 BHP Group Ltd $ 1,203,597
TOTAL AUSTRALIA 1,203,597
CANADA - 3.8%
27,596 Agnico Eagle Mines Ltd 2,991,682
34,165 Nutrien Ltd 1,695,608
TOTAL CANADA 4,687,290
CHINA - 1.2%
89,700 Alibaba Group Holding Ltd 1,484,173
TOTAL CHINA 1,484,173
FINLAND - 0.5%
47,895 Nordea Bank Abp 612,598
TOTAL FINLAND 612,598
FRANCE - 13.9%
35,553 Accor SA 1,621,403
118,009 Alstom SA 2,613,978
11,928 Capgemini SE 1,792,278
25,922 Publicis Groupe SA 2,445,704
57,486 Societe Generale SA 2,593,417
82,193 Technip Energies NV 2,681,743
12,195 Thales SA 3,241,691
TOTAL FRANCE 16,990,214
GERMANY - 11.2%
6,132 Allianz SE 2,346,775
22,958 BASF SE 1,150,857
57,181 Deutsche Post AG 2,454,967
35,079 Fresenius Medical Care AG 1,745,530
7,695 SAP SE 2,061,872
16,952 Siemens AG 3,915,001
TOTAL GERMANY 13,675,002
HONG KONG - 2.6%
930,000 Hang Lung Properties Ltd 795,643
218,077 Prudential PLC 2,353,272
TOTAL HONG KONG 3,148,915
JAPAN - 18.6%
60,900 FUJIFILM Holdings Corp 1,166,781
119,300 Japan Airlines Co Ltd 2,043,530
57,485 Komatsu Ltd 1,683,340
96,962 Mabuchi Motor Co Ltd 1,485,210
123,500 Mitsubishi Electric Corp 2,277,621
61,928 Nippon Telegraph & Telephone Corp, ADR 1,498,094
75,764 Sekisui House Ltd 1,695,759
104,200 Seven & i Holdings Co Ltd 1,508,909
83,300 Sompo Holdings Inc 2,536,583
141,700 Sumitomo Mitsui Trust Group Inc 3,566,769
13,006 Toyota Motor Corp, Sponsored ADR 2,295,949
153,500 Yamaha Corp 1,191,209
TOTAL JAPAN 22,949,754
MACAU - 1.2%
728,291 (a) Sands China Ltd 1,461,012
TOTAL MACAU 1,461,012
NETHERLANDS - 7.7%
21,381 Heineken NV 1,743,414
238,462 ING Groep NV 4,671,780
28,415 NN Group NV 1,581,173
9,530 Wolters Kluwer NV 1,483,784
TOTAL NETHERLANDS 9,480,151

Portfolio of Investments March 31, 2025
(continued)
International Value
2
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the
SHARES DESCRIPTION VALUE
SINGAPORE - 2.3%
145,432 Oversea-Chinese Banking Corp Ltd $ 1,863,860
42,278 STMicroelectronics NV 927,052
TOTAL SINGAPORE 2,790,912
SOUTH AFRICA - 1.2%
50,765 Anglo American PLC 1,422,859
TOTAL SOUTH AFRICA 1,422,859
SOUTH KOREA - 1.1%
13,534 Hyundai Motor Co 1,363,292
TOTAL SOUTH KOREA 1,363,292
SWITZERLAND - 5.5%
1,362 Barry Callebaut AG 1,803,850
16,291 DSM-Firmenich AG 1,612,777
107,396 UBS Group AG 3,289,540
TOTAL SWITZERLAND 6,706,167
TAIWAN - 1.2%
51,000 Taiwan Semiconductor Manufacturing Co Ltd 1,436,312
TOTAL TAIWAN 1,436,312
UNITED KINGDOM - 9.3%
733,288 Barclays PLC 2,757,186
304,430 Melrose Industries PLC 1,879,189
183,692 National Grid PLC 2,396,118
1,029,958 Taylor Wimpey PLC 1,447,081
678,108 Tesco PLC 2,917,412
TOTAL UNITED KINGDOM 11,396,986
UNITED STATES - 12.1%
35,190 Axis Capital Holdings Ltd 3,527,446
88,556 GSK PLC 1,692,322
7,150 Roche Holding AG 2,353,262
25,658 Sanofi SA 2,840,900
59,281 Shell PLC, ADR 4,344,112
TOTAL UNITED STATES 14,758,042
TOTAL COMMON STOCKS
(Cost $74,723,927) 115,567,276
TOTAL LONG-TERM INVESTMENTS
(Cost $74,723,927) 115,567,276
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  3.5%
4226593 REPURCHASE AGREEMENTS - 3.5%
$ 126,593 (b) Fixed Income Clearing Corporation 1 .360% 04/01/25 126,593
4,100,000 (c) Fixed Income Clearing Corporation 4 .350 04/01/25 4,100,000
TOTAL REPURCHASE AGREEMENTS
(Cost $4,226,593) 4,226,593
TOTAL SHORT-TERM INVESTMENTS
(Cost $4,226,593) 4,226,593
TOTAL INVESTMENTS (Cost $ 78,950,520 ) - 97 .9% 119,793,869
OTHER ASSETS & LIABILITIES, NET -  2.1% 2,617,520
NET ASSETS - 100% $ 122,411,389
ADR American Depositary Receipt
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Agreement with Fixed Income Clearing Corporation, 1.360% dated 3/31/25 to be repurchased at $126,598 on 4/1/25, collateralized by Government Agency Securities, with coupon rate 3.500% and maturity date 2/15/33, valued at $129,267.
(c) Agreement with Fixed Income Clearing Corporation, 4.350% dated 3/31/25 to be repurchased at $4,100,495 on 4/1/25, collateralized by Government Agency Securities, with coupon rate 3.875% and maturity date 8/15/34, valued at $4,182,030.

applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
International Value
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 19,642,431 $ 95,924,845 $ – $ 115,567,276
Short-Term Investments:
Repurchase Agreements – 4,226,593 – 4,226,593
Total $ 19,642,431 $ 100,151,438 $ – $ 119,793,869